Share-Based Compensation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation	$ 1,009	$ 121	$ 111
Research & development [Member]
Share-based Compensation	862	123	21
General & administrative [Member]
Share-based Compensation	$ 147	$ (2)	$ 90